Other intangibles, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangibles
Other intangibles, net consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Customer relationships, net	$145,471	$156,059
Other intangible assets	5,257	7,108
	$150,728	$163,167

Schedule of customer relationships
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(214,529)	$145,471

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059